Segment Reporting	3 Months Ended
Mar. 31, 2016
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting
Our reporting segments are based on the key geographic regions in which we operate, which are the basis on which our chief operating decision maker evaluates the performance of the business. Our reporting segments consist of Canada, the U.S., Europe and MCI. Corporate is not a segment and primarily includes interest and certain other general and administrative costs that are not allocated to any of the operating segments. No single customer accounted for more than 10% of our consolidated sales for the three months ended March 31, 2016, and March 31, 2015, respectively. Net sales represent sales to third-party external customers. Inter-segment transactions impacting sales revenues and income (loss) from continuing operations before income taxes are insignificant (other than those with MillerCoors, see Note 4, "Investments" for additional detail) and eliminated in consolidation.
The following table presents net sales by segment:

	Three Months Ended
	March 31, 2016	March 31, 2015
	(In millions)
Canada	$268.0	$313.5
Europe	358.7	357.9
MCI	31.0	29.1
Corporate	0.4	0.4
Eliminations(1)	(0.9)	(0.9)
Consolidated	$657.2	$700.0

(1)	Represents inter-segment sales from the Europe segment to the MCI segment.
The following table presents income (loss) from continuing operations before income taxes by segment:

	Three Months Ended
	March 31, 2016	March 31, 2015
	(In millions)
Canada	$146.6	$30.9
U.S.	142.4	129.3
Europe	(1.2)	(4.1)
MCI	(2.3)	(5.4)
Corporate	(104.8)	(57.2)
Consolidated	$180.7	$93.5

Income (loss) from continuing operations before income taxes includes the impact of special items. Refer to Note 6, "Special Items" for further discussion.
The following table presents total assets by segment:

	As of
	March 31, 2016	December 31, 2015
	(In millions)
Canada	$4,909.1	$4,560.6
U.S.	2,580.9	2,441.0
Europe	4,891.1	4,807.5
MCI	143.4	133.7
Corporate(1)	2,685.8	333.5
Consolidated	$15,210.3	$12,276.3

(1)
On February 3, 2016, we received proceeds of $2.5 billion, net of issuance costs from our January 26, 2016, equity offering of 29.9 million shares of our Class B common stock. See Note 16, "Pending Acquisition" for further discussion.